TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-72042       HV-3574 – PremierSolutions Standard

333-72042       HV-5244 – PremierSolutions Standard (Series II)

333-72042       HV-5795 – PremierSolutions Standard (Series A)

333-72042       HV-6779 – PremierSolutions Standard (Series A-II)

333-151805     HV-6776 – Premier InnovationsSM

333-151805     HV-6778 – Premier InnovationsSM (Series II)

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Supplement dated April 1, 2021 to your Prospectus

1.            FUND NAME CHANGES

a. MASSMUTUAL PREMIER FUNDS

Effective on May 1, 2021, the following name changes will be made to your Prospectus:

Current Name	New Name

MassMutual Premier Disciplined Growth Fund	MassMutual Disciplined Growth Fund
MassMutual Premier Global Fund	MassMutual Global Fund
MassMutual Premier International Equity Fund	MassMutual International Equity Fund
MassMutual Premier Main Street Fund	MassMutual Main Street Fund
MassMutual Premier Short-Duration Bond Fund	MassMutual Short-Duration Bond Fund
MassMutual Premier Small Cap Opportunities Fund	MassMutual Small Cap Opportunities Fund
MassMutual Premier Strategic Emerging Markets	MassMutual Strategic Emerging Markets

b. MASSMUTUAL SELECT FUNDS

Effective on May 1, 2021, the following name changes will be made to your Prospectus:

Current Name	New Name

MassMutual Select Blue Chip Growth Fund	MassMutual Blue Chip Growth Fund
MassMutual Select Diversified Value Fund	MassMutual Diversified Value Fund

MassMutual Select Equity Opportunities Fund	MassMutual Equity Opportunities Fund
MassMutual Select Fundamental Value Fund	MassMutual Fundamental Value Fund
MassMutual Select Growth Opportunities Fund	MassMutual Growth Opportunities Fund
MassMutual Select Mid Cap Growth Fund	MassMutual Mid Cap Growth Fund
MassMutual Select Overseas Fund	MassMutual Overseas Fund
MassMutual Select Small Cap Growth Equity Fund	MassMutual Small Cap Growth Equity Fund
MassMutual Select Small Company Value Fund	MassMutual Small Company Value Fund
MassMutual Select Strategic Bond Fund	MassMutual Strategic Bond Fund
MassMutual Select Total Return Bond Fund	MassMutual Total Return Bond Fund

As a result of the change, all references to the Current Names in your Prospectus will be deleted and replaced with the New Names.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.